FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of carrying amounts of each of the categories of financial instruments of the Group

	At December 31, 2020
				Debt
			Equity	instruments
	Financial		instruments at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total
Current

Trade receivables	—	4,746,995	—	—	4,746,995
Notes receivable	—	—	—	4,546,223	4,546,223
Financial assets at fair value through profit or loss	17,311	—	—	—	17,311
Restricted cash and term deposits	—	1,056,037	—	—	1,056,037
Cash and cash equivalents	—	9,631,152	—	—	9,631,152
Financial assets included in other current assets	—	3,983,127	—	—	3,983,127

Subtotal	17,311	19,417,311	—	4,546,223	23,980,845

Non-current

Other financial assets measured at fair value	—	—	1,526,703	—	1,526,703
Other non-current assets	—	127,754	—	—	127,754

Subtotal	—	127,754	1,526,703	—	1,654,457

Total	17,311	19,545,065	1,526,703	4,546,223	25,635,302

Financial liabilities

	As of December 31, 2020
	Financial assets at fair	Financial
	value through profit or	liabilities at
	loss-held for trading	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	26,684	—	26,684
Interest-bearing loans and borrowings	—	34,707,283	34,707,283
Payables and accrued liabilities (Note 22)	—	8,987,450	8,987,450

Trade and notes payables	—	15,440,859	15,440,859

Subtotal	26,684	59,135,592	59,162,276

Non-current

Financial liabilities included in other non-current liabilities (Note 21)	—	1,036,917	1,036,917
Interest-bearing loans and borrowings	—	57,518,097	57,518,097

Subtotal	—	58,555,014	58,555,014

Total	26,684	117,690,606	117,717,290

Financial Assets

	As of December 31, 2019 (Restated)
			Equity	Debt
			instruments	instruments
	Financial		at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total
Current

Trade receivables	—	4,574,581	—	—	4,574,581
Notes receivables	—	—	—	2,844,637	2,844,637
Financial assets at fair value through profit or loss	3,503,175	—	—	—	3,503,175
Restricted cash and term deposits	—	1,305,781	—	—	1,305,781
Cash and cash equivalents	—	7,778,853	—	—	7,778,853
Financial assets included in other current assets	—	5,663,779	—	—	5,663,779

Subtotal	3,503,175	19,322,994	—	2,844,637	25,670,806

Non-current				—

Other financial assets measured at fair value	—	—	2,239,251	—	2,239,251
Other non-current assets	—	128,673	—	—	128,673

Subtotal	—	128,673	2,239,251	—	2,367,924

Total	3,503,175	19,451,667	2,239,251	2,844,637	28,038,730

Financial Liabilities

	As of December 31, 2019 (Restated)
	Financial assets at fair value	Financial
	through profit or loss- held	liabilities at
	for trading	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	805	—	805
Interest-bearing loans and borrowings	—	42,286,604	42,286,604
Payables and accrued liabilities (Note 22)	—	10,791,507	10,791,507
Trade and notes payables	—	12,608,806	12,608,806

Subtotal	805	65,686,917	65,687,722

Non-current

Financial liabilities included in other non-current liabilities (Note 21)	—	1,153,487	1,153,487
Interest-bearing loans and borrowings	—	59,243,563	59,243,563

Subtotal	—	60,397,050	60,397,050

Total	805	126,083,967	126,084,772

Schedule of carrying amounts and fair values of the Group's financial instruments

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2019	2020
Financial assets
Other non-current assets (Note 12)	128,673	127,754	111,935	117,537

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2019	2020
Financial liabilities
Financial liabilities included in other non-current liabilities (Note 21)	1,153,487	1,036,917	1,146,893	903,141
Long-term interest-bearing loans and borrowings, excluding lease liability (Note 19)	52,232,955	51,260,218	50,952,676	49,729,548

	53,386,442	52,297,135	52,099,569	50,632,689

Schedule of fair value measurement hierarchy

Assets measured at fair value

As of December 31, 2020	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	17,311	—	—	17,311
Financial assets at fair value through other comprehensive income
Notes receivable	—	—	4,546,223	4,546,223
Listed equity investments	8,812	—	—	8,812
Other unlisted investment	—	—	1,517,891	1,517,891

	26,123	—	6,064,114	6,090,237

As of December 31, 2019	Fair value measurement using
(Restated)		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	3,175	—	—	3,175
Financial product	—	3,500,000	—	3,500,000
Financial assets at fair value through other comprehensive income
Notes receivables	—	—	2,844,637	2,844,637
Listed equity investments	8,853	—	—	8,853
Other unlisted investment	—	—	2,230,398	2,230,398

	12,028	3,500,000	5,075,035	8,587,063

Liabilities measured at fair value

As of December 31, 2020	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: futures contracts	26,684	—	—	26,684
	26,684	—	—	26,684

As of December 31, 2019	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: futures contracts	805	—	—	805

	805	—	—	805

Assets for which fair values are disclosed:

As of December 31, 2020	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	117,537	—	117,537

As of December 31, 2019	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	111,935	—	111,935

Liabilities for which fair values are disclosed:

As of December 31, 2020	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	903,141	—	903,141
Long-term interest-bearing loans and borrowings	—	49,729,548	—	49,729,548

	—	50,632,689	—	50,632,689

As of December 31, 2019	Fair value measurement using
(Restated)	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	1,146,893	—	1,146,893
Long-term interest-bearing loans and borrowings	—	50,952,676	—	50,952,676

	—	52,099,569	—	52,099,569

Summary of significant unobservable inputs to the valuation of financial instruments

Significant
	Valuation Technique	unobservable input
Equity investments in Size Industry Investment Fund

December 31, 2020	Discounted Cashflow Model	Discounted rate

Chinalco Innovative
December 31, 2020	Market approach	Risk premium

Notes receivable
December 31, 2020	Discounted Cashflow model	Discounted rate

Schedule of the gearing ratio

	December 31, 2019	December 31, 2020
	(Restated)
Total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants)	130,168,916	121,811,607
Less: Restricted cash, term deposits and cash and cash equivalents	9,084,634	10,687,189

Net debt	121,084,282	111,124,418

Total equity	70,757,466	71,171,716
Add: Net debt	121,084,282	111,124,418
Less: Non-controlling interests	16,085,487	16,839,706

Total capital attributable to owners of the parent	175,756,261	165,456,428

Gearing ratio	69%	67%

Commodity price risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of impact of change in futures prices
	December 31, 2019	December 31, 2020
Primary aluminum	Decrease/increase RMB40 million	Decrease/increase RMB5 million

Credit risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of maximum exposure to credit risk

	Stage 1	Stage 2	Stage 3	Simplified	Total
Trade receivables	—	—	—	4,746,995	4,746,995
Financial assets in other current assets	2,212,930	563,247	1,206,950	—	3,983,127
Restricted cash	1,056,037	—	—	—	1,056,037
Notes receivables	—	—	—	4,546,223	4,546,223
Cash and cash equivalents	9,631,152	—	—	—	9,631,152
Financial assets in other non-current assets	127,754	—	—	—	127,754
Total	13,027,873	563,247	1,206,950	9,293,218	24,091,288

Liquidity risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of maturity profile of Group's financial liabilities

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2020
Lease liabilities, including current portion	1,151,332	473,410	1,263,824	9,708,710	12,597,276
Long-term bank and other loans, including current portion	3,629,014	6,702,687	15,638,089	17,044,774	43,014,564
Medium-term notes and bonds, including current portion	7,109,960	3,000,000	6,900,000	2,000,000	19,009,960
Short-term bonds	2,400,000	—	—	—	2,400,000
Gold leasing arrangement	—	—	—	—	—
Short-term bank and other loans	20,738,030	—	—	—	20,738,030
Interest payables for loans and borrowings	2,935,356	2,105,844	4,046,106	2,039,075	11,126,381
Financial liabilities at fair value through profit or loss	26,684	—	—	—	26,684
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	8,454,068	—	—	—	8,454,068
Financial liabilities included in other non-current liabilities	—	194,609	74,367	767,941	1,036,917
Trade and notes payables	15,440,859	—	—	—	15,440,859

	61,885,303	12,476,550	27,922,386	31,560,500	133,844,739

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2019 (Restated)
Finance lease payables, including current portion	1,729,933	1,106,701	1,333,762	10,377,143	14,547,539
Long-term bank and other loans, including current portion	3,339,687	7,525,775	9,159,028	18,811,397	38,835,887
Medium-term notes and bonds, including current portion	—	7,285,840	9,500,000	—	16,785,840
Short-term bonds	9,300,000	—	—	—	9,300,000
Gold leasing arrangement	6,921,860	—	—	—	6,921,860
Short-term bank and other loans	21,238,166	—	—	—	21,238,166
Interest payables for borrowings	4,955,925	2,289,092	4,220,111	978,041	12,443,169
Financial liabilities at fair value through profit or loss	805	—	—	—	805
Financial liabilities included other payables and accrued liabilities, excluding accrued interest	10,297,166	—	—	—	10,297,166
Financial liabilities included in other non-current liabilities (note)	—	176,232	182,006	795,249	1,153,487
Trade and notes payables	12,608,806	—	—	—	12,608,806

	70,392,348	18,383,640	24,394,907	30,961,830	144,132,725